S000018861 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	208 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE AMT-Free US National Municipal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.23%	1.07%	2.22%
iShares National Muni Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		1.11%	1.00%	2.06%
Performance Inception Date					Sep. 07, 2007
iShares National Muni Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.11%	1.00%	2.06%
iShares National Muni Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.88%	1.31%	2.14%

[1]	Index returns through September 14, 2021 reflect the performance of the S&P National AMT-Free Municipal Bond Index. Index returns beginning on September 15, 2021 reflect the performance of the ICE AMT-Free US National Municipal Index, which, effective as of September 15, 2021, replaced the S&P National AMT-Free Municipal Bond Index as the Underlying Index of the Fund.